Digital Assets	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 5 — DIGITAL ASSETS

The following table summarizes the Company’s digital asset holdings as of March 31, 2023:

Asset	Estimated useful life	Cost	Impairment	Digital assets
Bitcoin	Indefinite	$12,526	$—	$12,526
Ethereum	Indefinite	1,352	—	1,352
Stablecoin/USD Coin	Indefinite	34,407	—	34,407
Other	Indefinite	175	—	175
Total		$48,460	$—	$48,460

The following table summarizes the Company’s digital asset holdings as of September 30, 2022:

Asset	Estimated useful life	Cost	Impairment	Digital assets
Bitcoin	Indefinite	$63,377	$774	$62,603
Ethereum	Indefinite	1,289	—	1,289
Stablecoin/USD Coin	Indefinite	9,417	—	9,417
Other	Indefinite	106	—	106
Total		$74,189	$774	$73,415

The Company recorded impairment expense of $133 and $0 for the three months ended March 31, 2023 and 2022, respectively. The Company recorded impairment expense of $7,743 and $0 for the six months ended March 31, 2023 and 2022, respectively.

NOTE 5 — DIGITAL ASSETS

The following table summarizes the Company’s digital asset holdings as of September 30, 2022:

Asset	Estimated useful life	Gross carrying amount	Impairment	Digital assets, net
Bitcoin	Indefinite	$63,377	$774	$62,603
Ethereum	Indefinite	1,289	—	1,289
Stablecoin/USD Coin	Indefinite	9,417	—	9,417
Other	Indefinite	106	—	106
Total		$74,189	$774	$73,415

The following table summarizes the Company’s digital asset holdings as of September 30, 2021 (as restated):

Asset	Estimated useful life	Gross carrying amount	Impairment	Digital assets, net
Bitcoin	Indefinite	$192	$—	$192
Ethereum	Indefinite	711	—	711
Total		$903	$—	$903

The Company recorded impairment expense of $887 and $0 for the years ended September 30, 2022 and 2021, respectively, which was included in other general and administrative expenses on the accompanying consolidated statements of operations and comprehensive loss.